Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,038,000
Previously Paid Amount	0.00
Total Fee Amount	1,536.82
Total Offset Amount	0.00
Net Fee	1,536.82
Narrative - Max Aggregate Offering Price	$ 10,038,000
Final Prospectus	true